Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - SVF INVESTMENT CORP 3 [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 320,043,033	$ 320,016,430
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	0	0
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments held in Trust Account	$ 0	$ 0